Repurchase Agreements - Amounts at Risk (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Citigroup Global Markets, Inc.
Repurchase Agreement Counterparties With Whom Amount At Risk Exceeds Ten Percent of Stockholders Equity [Line Items]
Amount At Risk	$ 5,487,000	$ 3,714,000
Weighted Average Maturity of Repurchase Agreement in Days	11 days	18 days
South Street Securities, LLC
Repurchase Agreement Counterparties With Whom Amount At Risk Exceeds Ten Percent of Stockholders Equity [Line Items]
Amount At Risk		$ 1,802,000
Weighted Average Maturity of Repurchase Agreement in Days		7 days